Earnings Per Unit and Cash Distributions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Distribution Made To Limited Subordinated and General Partner [Line Items]
Percentage of limited partner interests	49.00%
Common units outstanding	20,125,000	0
Subordinate units outstanding	20,125,000	0
General partners, shares outstanding	821,429	0
Percentage of general partner interest	2.00%
Minimum per share quarterly distribution	$ 0.2625
Annual distribution per unit	$ 1.05
Third Distribution [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage	2.00%
Third Distribution [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage	98.00%
Thereafter Distribution [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage	50.00%
Thereafter Distribution [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage	2.00%
Thereafter Distribution [Member] | Incentive Distributions Rights [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage	48.00%
First Distribution [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage	2.00%
First Distribution [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage	98.00%
Second Distribution [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage	2.00%
Second Distribution [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage	98.00%
First Target Distribution [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Minimum per share quarterly distribution	$ 0.301875
First Target Distribution [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage	2.00%
First Target Distribution [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage	98.00%
Second Target Distribution [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Minimum per share quarterly distribution	$ 0.328125
Second Target Distribution [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage	2.00%
Second Target Distribution [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage	85.00%
Second Target Distribution [Member] | Incentive Distributions Rights [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage	13.00%
Third Target Distribution [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Minimum per share quarterly distribution	$ 0.39375
Third Target Distribution [Member] | General Partner [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage	2.00%
Third Target Distribution [Member] | Common Unit Holders [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage	75.00%
Third Target Distribution [Member] | Incentive Distributions Rights [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Partners interest distribution percentage	23.00%
Common Units [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Percentage of limited partner interests	49.00%
Common units outstanding	20,125,000
Percentage of units held by VTTI partners	100.00%
Subordinate Units [Member]
Distribution Made To Limited Subordinated and General Partner [Line Items]
Percentage of limited partner interests	49.00%
Percentage of subordinated units held by the public	100.00%
Subordinate units outstanding	20,125,000